Employee Information - Summary of Employee Movements (Detail) - Employee	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Employees [line items]
Number of employees	101,322	100,824
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	11,631	7,839
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	12,129	9,246
Temporary employee [member]
Disclosure of Information About Employees [line items]
Number of employees	868	609